Label	Element	Value
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	ifrs-full_ExpenseFromEquitysettledSharebasedPaymentTransactionsInWhichGoodsOrServicesReceivedDidNotQualifyForRecognitionAsAssets	£ 126,000,000
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	ifrs-full_OtherComprehensiveIncomeNetOfTaxFinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncome	246,000,000
Increase (decrease) other equity instruments coupons paid	c070_IncreaseDecreaseOtherEquityInstrumentsCouponsPaid	(344,000,000)
Increase (decrease) through exercise of options, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfOptions	(11,000,000)
Issue and/or exchange of other equity instruments	c070_IssueAndExchangeOfOtherEquityInstruments	245,000,000
Other reserves [member]
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	ifrs-full_OtherComprehensiveIncomeNetOfTaxFinancialAssetsMeasuredAtFairValueThroughOtherComprehensiveIncome	246,000,000	[1]
Comprehensive income	ifrs-full_ComprehensiveIncome	(3,136,000,000)	[1]
Other comprehensive income, net of tax, exchange differences on translation	ifrs-full_OtherComprehensiveIncomeNetOfTaxExchangeDifferencesOnTranslation	(2,033,000,000)	[1]
Other comprehensive income, net of tax, cash flow hedges	ifrs-full_OtherComprehensiveIncomeNetOfTaxCashFlowHedges	(272,000,000)	[1]
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability	ifrs-full_OtherComprehensiveIncomeNetOfTaxChangeInFairValueOfFinancialLiabilityAttributableToChangeInCreditRiskOfLiability	(1,077,000,000)	[1]
Other equity interest [member]
Profit (loss)	ifrs-full_ProfitLoss	344,000,000	[1]
Comprehensive income	ifrs-full_ComprehensiveIncome	344,000,000	[1]
Increase (decrease) other equity instruments coupons paid	c070_IncreaseDecreaseOtherEquityInstrumentsCouponsPaid	(344,000,000)	[1]
Issue and/or exchange of other equity instruments	c070_IssueAndExchangeOfOtherEquityInstruments	298,000,000	[1]
Retained earnings [member]
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	ifrs-full_OtherComprehensiveIncomeNetOfTaxGainsLossesOnRemeasurementsOfDefinedBenefitPlans	(753,000,000)
Expense from equity-settled share-based payment transactions in which goods or services received did not qualify for recognition as assets	ifrs-full_ExpenseFromEquitysettledSharebasedPaymentTransactionsInWhichGoodsOrServicesReceivedDidNotQualifyForRecognitionAsAssets	126,000,000
Other individually immaterial components of other comprehensive income, net of tax	ifrs-full_OtherIndividuallyImmaterialComponentsOfOtherComprehensiveIncomeNetOfTax	9,000,000
Profit (loss)	ifrs-full_ProfitLoss	814,000,000
Comprehensive income	ifrs-full_ComprehensiveIncome	70,000,000
Increase (decrease) through other changes, equity	ifrs-full_IncreaseDecreaseThroughTransfersAndOtherChangesEquity	(12,000,000)
Increase (decrease) through exercise of options, equity	ifrs-full_IncreaseDecreaseThroughExerciseOfOptions	(11,000,000)
Issue and/or exchange of other equity instruments	c070_IssueAndExchangeOfOtherEquityInstruments	(53,000,000)
Dividends paid, other shares	ifrs-full_DividendsPaidOtherShares	£ 14,000,000

[1]	Details of share capital, other equity instruments and other reserves are shown on pages 40 to 41.